Related-party balances and transactions (Details 2) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Immediate parent - UOL shared service costs
Disclosure of transactions between related parties [line items]
Expense	R$ 141,915	R$ 134,277	R$ 161,650
Revenue	0	0	0
Immediate parent - UOL sales of service
Disclosure of transactions between related parties [line items]
Expense	92,664	80,820	57,480
Revenue	3,221	2,878	2,520
Immediate parent - UOL deposits
Disclosure of transactions between related parties [line items]
Expense	3,797	2,970	0
Revenue	0	0	0
Affiliated companies - UOL Diveo sales of services
Disclosure of transactions between related parties [line items]
Expense	2,887	49,665	36,790
Revenue	0	0	0
Affiliated companies - Compasso Informatica S.A.
Disclosure of transactions between related parties [line items]
Expense	102,912	0	0
Revenue	0	0	0
Affiliated companies - Transfolha Transpotadora e Distribuição Ltda
Disclosure of transactions between related parties [line items]
Expense	12,447	23,571	17,209
Revenue	0	0	0
Affiliated companies - UOL Edtech Tecnologia - Deposits
Disclosure of transactions between related parties [line items]
Expense	9,695	0	0
Revenue	0	0	0
Affiliated Companies - Others
Disclosure of transactions between related parties [line items]
Expense	4,082	2,926	1,035
Revenue	1,013	603	35
Total
Disclosure of transactions between related parties [line items]
Expense	370,399	294,229	274,164
Revenue	R$ 4,234	R$ 3,481	R$ 2,555